Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,824,626	$ 264,547	¥ 2,143,152	¥ 3,277,996
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	226,090	32,779	225,310	158,229
Amortization of intangible assets	79,104	11,469	83,710	12,045
Amortization of operating lease assets	118,828	17,228	122,144	108,904
Loss/(gain) on disposal of property and equipment	(1,109)	(161)	(1,203)	(249)
Provision for doubtful accounts	8,828	1,280	53,294	95,683
(Earnings)/loss from equity method investments	49,766	7,215	(301)	1,246
Impairment of long-term investments	1,696	246
Fair value change of short-term investments	116,510	16,892	107,526	9,042
Fair value change of other non-current assets				145,229
Interest income of convertible bond				(77,720)
Share-based compensation	168,890	24,487	206,060	211,206
Deferred income taxes	(148,340)	(21,507)	(151,188)	(22,427)
Changes in operating assets and liabilities:
Accounts receivable	203,581	29,517	931,432	(39,910)
Amounts due from related parties, current	33,732	4,891	(36,073)	(17,802)
Prepaid expenses and other current assets	(149,766)	(21,714)	1,046	(217,720)
Amounts due from related parties, non-current	(1,890)	(274)	10,634	(13,654)
Other non-current assets	(101,497)	(14,716)	3,177	(252,877)
Accrued expenses and other payables	534,285	77,463	(432,192)	(158,270)
Advance from customers	(27,323)	(3,961)	(3,865)	31,599
Deferred revenue	(405,882)	(58,847)	237,346	(55,286)
Income tax payable	17,779	2,578	148,165	39,688
Amounts due to related parties	(4,801)	(696)	(47,998)	43,508
Other liabilities	21,972	3,186	(76,242)	47,171
Net cash generated from operating activities	2,565,075	371,902	3,523,934	3,325,631
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(116,503)	(16,891)	(218,798)	(263,892)
Proceeds from disposal of property and equipment	1,721	250	1,030	388
Purchase of intangible assets	(1,039)	(151)	(810)	(573)
Cash consideration paid for the TTP acquisition, net of cash acquired			(77,444)	(639,760)
Acquisition of equity-method investment	(400,000)	(57,995)
Purchase of short-term investments	(18,945,702)	(2,746,869)	(27,082,428)	(40,050,012)
Maturity of short-term investments	16,352,106	2,370,833	23,565,437	37,968,391
Net cash used in investing activities	(3,109,417)	(450,823)	(3,813,013)	(2,985,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	748	108	37,032	104,154
Payment of dividends	(421,680)	(61,138)	(673,375)	(651,121)
Proceeds from issuance of ordinary shares			3,565,843
Payments for repurchase of ordinary shares	(719,133)	(104,264)	(31,204)
Net cash generated from/(used in) financing activities	(1,140,065)	(165,294)	2,898,296	(546,967)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	168,325	24,403	(46,809)	(17,556)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,516,082)	(219,812)	2,562,408	(224,350)
Cash and cash equivalents and restricted cash at beginning of year	4,331,556	628,017	1,769,148	1,993,498
Cash and cash equivalents and restricted cash at end of year	2,815,474	408,205	4,331,556	1,769,148
Supplemental disclosures of cash flow information:
Income taxes paid	284,332	41,224	340,215	563,415
Purchase of fixed assets included in accrued expenses and other payables	4,743	688	18,624	34,061
Cash paid for operating lease cost	125,448	18,188	137,693	135,773
Right-of-use assets acquired under operating leases	¥ 107,351	$ 15,564	¥ 38,023	¥ 217,668